Consolidation scope	12 Months Ended
Dec. 31, 2020
Consolidation scope
Consolidation scope

NOTE 18 Consolidation scope

As of December 31, 2020, 1,118 entities are consolidated of which 146 are accounted for under the equity method (E).

The table below presents the comprehensive list of the Group consolidated entities

Business		% Group		Country of
segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Exploration & Production
	Abu Dhabi Gas Industries Limited	15.00%	E	United Arab Emirates	United Arab Emirates
	Abu Dhabi Marine Areas Limited	33.33%	E	United Kingdom	United Arab Emirates
	Angola Block 14 B.V.	50.01%		Netherlands	Angola
	Angola LNG Supply Services, LLC	13.60%	E	United States	United States
	Bonny Gas Transport Limited	15.00%	E	Bermuda	Nigeria
	Brass Holdings B.V.	100.00%		Netherlands	Nigeria
	Brass LNG Limited	20.48%	E	Nigeria	Nigeria
	Deer Creek Pipelines Limited	75.00%		Canada	Canada
	Dolphin Energy Limited	24.50%	E	United Arab Emirates	United Arab Emirates
	E.F. Oil And Gas Limited	100.00%		United Kingdom	United Kingdom
	Elf E&P	100.00%		France	France
	Elf Exploration UK Limited	100.00%		United Kingdom	United Kingdom
	Elf Petroleum Iran	100.00%		France	Iran
	Elf Petroleum UK Limited	100.00%		United Kingdom	United Kingdom
	Gas Investment and Services Company Limited	10.00%	E	Bermuda	Oman
	Mabruk Oil Operations	49.02%		France	Libya
	Moattama Gas Transportation Company Limited	31.24%	E	Bermuda	Myanmar
	Norpipe Oil A/S	34.93%	E	Norway	Norway
	Norpipe Petroleum UK Limited	45.22%	E	United Kingdom	Norway
	Norpipe Terminal Holdco Limited	45.22%	E	United Kingdom	Norway
	Norsea Pipeline Limited	45.22%	E	United Kingdom	Norway
	North Oil Company	30.00%	E	Qatar	Qatar
	Novatek	19.40%	E	Russia	Russia
	Pars LNG Limited	40.00%	E	Bermuda	Iran
	Petrocedeno	30.32%	E	Venezuela	Venezuela
	Private Oil Holdings Oman Limited	10.00%	E	United Kingdom	Oman
	Stogg Eagle Funding B.V.	100.00%		Netherlands	Nigeria
	Tepkri Sarsang A/S	100.00%		Denmark	Iraq
	Termokarstovoye S.A.S.	100.00%		France	France
	Terneftegaz JSC (a)	58.89%	E	Russia	Russia
	Total (BTC) B.V.	100.00%		Netherlands	Azerbaijan
	Total Abu Al Bu Khoosh	100.00%		France	United Arab Emirates
	Total Austral	100.00%		France	Argentina
	Total Brazil Services B.V.	100.00%		Netherlands	Netherlands
	Total Danmark Pipelines A/S	100.00%		Denmark	Denmark
	Total Denmark ASW Pipeline ApS	100.00%		Denmark	Denmark
	Total Denmark ASW, Inc.	100.00%		United States	Denmark
	Total Dolphin Midstream	100.00%		France	France
	Total E&P Chissonga	100.00%		France	Angola
	Total E&P Absheron B.V.	100.00%		Netherlands	Azerbaijan
	Total E&P Al Shaheen A/S	100.00%		Denmark	Qatar
	Total E&P Algerie	100.00%		France	Algeria
	Total E&P Algerie Berkine A/S	100.00%		Denmark	Algeria
	Total E&P Americas, LLC	100.00%		United States	United States
	Total E&P Anchor, LLC	100.00%		United States	United States
	Total E&P Angola	100.00%		France	Angola
	Total E&P Angola Block 15/06	100.00%		France	Angola
	Total E&P Angola Block 16	100.00%		France	Angola
	Total E&P Angola Block 16 Holdings	100.00%		France	Angola
	Total E&P Angola Block 17.06	100.00%		France	Angola
	Total E&P Angola Block 25	100.00%		France	Angola
	Total E&P Angola Block 32	100.00%		France	Angola
	Total E&P Angola Block 33	100.00%		France	Angola
	Total E&P Angola Block 39	100.00%		France	Angola
	Total E&P Angola Block 40	100.00%		France	Angola
	Total E&P Angola Block 48 B.V.	100.00%		Netherlands	Angola
Total E&P Angola Blocks 20-21	100.00%	France	Angola
Total E&P Aruba B.V.	100.00%	Netherlands	Aruba
Total E&P Asia Pacific Pte. Limited	100.00%	Singapore	Singapore
Total E&P Azerbaijan B.V.	100.00%	Netherlands	Azerbaijan
Total E&P Bolivie	100.00%	France	Bolivia
Total E&P Borneo B.V.	100.00%	Netherlands	Brunei
Total E&P Bulgaria B.V.	100.00%	Netherlands	Bulgaria
Total E&P Cambodge	100.00%	France	Cambodia
Total E&P Canada Limited	100.00%	Canada	Canada
Total E&P Chine	100.00%	France	China
Total E&P Colombie	100.00%	France	Colombia
Total E&P Congo	85.00%	Congo	Congo
Total E&P Cote d'Ivoire	100.00%	France	Côte d'Ivoire
Total E&P Cote d'Ivoire CI - 514	100.00%	France	Côte d'Ivoire
Total E&P Cote d'Ivoire CI - 515	100.00%	France	Côte d'Ivoire
Total E&P Cote d'Ivoire B.V.	100.00%	Netherlands	Côte d'Ivoire
Total E&P Cyprus B.V.	100.00%	Netherlands	Cyprus
Total E&P Danmark A/S - CPH	100.00%	Denmark	Denmark
Total E&P Danmark A/S -EBJ	100.00%	Denmark	Denmark
Total E&P Do Brasil Ltda	100.00%	Brazil	Brazil
Total E&P Dolphin Upstream	100.00%	France	Qatar
Total E&P Dunga GmbH	100.00%	Germany	Kazakhstan
Total E&P East El Burullus Offshore B.V.	100.00%	Netherlands	Egypt
Total E&P Egypt Block 2 B.V.	100.00%	Netherlands	Egypt
Total E&P Egypte	100.00%	France	Egypt
Total E&P Europe and Central Asia Limited	100.00%	United Kingdom	United Kingdom
Total E&P France	100.00%	France	France
Total E&P Golfe Limited	100.00%	France	Qatar
Total E&P Greece B.V.	100.00%	Netherlands	Greece
Total E&P Guyana B.V.	100.00%	Netherlands	Guyana
Total E&P Guyane Francaise	100.00%	France	France
Total E&P Holdings Russia	100.00%	France	France
Total E&P Holdings UAE B.V.	100.00%	Netherlands	United Arab Emirates
Total E&P International K1 Limited	100.00%	Kenya	Kenya
Total E&P International K2 Limited	100.00%	Kenya	Kenya
Total E&P International K3 Limited	100.00%	Kenya	Kenya
Total E&P International Limited	100.00%	United Kingdom	Kenya
Total E&P Iraq	100.00%	France	Iraq
Total E&P Ireland B.V.	100.00%	Netherlands	Ireland
Total E&P Italia	100.00%	Italy	Italy
Total E&P Jack LLC	100.00%	United States	United States
Total E&P Jutland Denmark B.V.	100.00%	Netherlands	Denmark
Total E&P Kazakhstan	100.00%	France	Kazakhstan
Total E&P Kenya B.V.	100.00%	Netherlands	Kenya
Total E&P Kurdistan Region of Iraq (Harir) B.V.	100.00%	Netherlands	Iraq
Total E&P Kurdistan Region of Iraq (Safen) B.V.	100.00%	Netherlands	Iraq
Total E&P Kurdistan Region of Iraq (Taza) B.V.	100.00%	Netherlands	Iraq
Total E&P Kurdistan Region of Iraq B.V.	100.00%	Netherlands	Iraq
Total E&P Liban S.A.L.	100.00%	Lebanon	Lebanon
Total E&P Libye	100.00%	France	Libya
Total E&P Lower Zakum B.V.	100.00%	Netherlands	United Arab Emirates
Total E&P M2 Holdings Limited	100.00%	South Africa	South Africa
Total E&P Malaysia	100.00%	France	Malaysia
Total E&P Mauritania Block C18 B.V.	100.00%	Netherlands	Mauritania
Total E&P Mauritania Block C9 B.V.	100.00%	Netherlands	Mauritania
Total E&P Mauritania Blocks DW B.V.	100.00%	Netherlands	Mauritania
Total E&P Mauritanie	100.00%	France	Mauritania
Total E&P Mexico S.A. de C.V.	100.00%	Mexico	Mexico
Total E&P Mozambique B.V.	100.00%	Netherlands	Mozambique
Total E&P Myanmar	100.00%	France	Myanmar
Total E&P Namibia B.V.	100.00%	Netherlands	Namibia
Total E&P Nederland B.V.	100.00%	Netherlands	Netherlands
Total E&P New Ventures Inc.	100.00%	United States	United States
Total E&P Nigeria Deepwater A Limited	100.00%	Nigeria	Nigeria
Total E&P Nigeria Deepwater B Limited	100.00%	Nigeria	Nigeria
Total E&P Nigeria Deepwater C Limited	100.00%	Nigeria	Nigeria
Total E&P Nigeria Deepwater D Limited	100.00%	Nigeria	Nigeria
Total E&P Nigeria Deepwater E Limited	100.00%	Nigeria	Nigeria
Total E&P Nigeria Deepwater F Limited	100.00%	Nigeria	Nigeria
Total E&P Nigeria Deepwater G Limited	100.00%	Nigeria	Nigeria
Total E&P Nigeria Deepwater H Limited	100.00%	Nigeria	Nigeria
Total E&P Nigeria Limited	100.00%	Nigeria	Nigeria
Total E&P Nigeria S.A.S.	100.00%	France	France
Total E&P Norge AS	100.00%	Norway	Norway
Total E&P North Sea UK Limited	100.00%	United Kingdom	United Kingdom
Total E&P Oman	100.00%	France	Oman
Total E&P Participations Petrolieres Congo	100.00%	Congo	Congo
Total E&P Philippines B.V.	100.00%	Netherlands	Philippines
Total E&P Qatar	100.00%	France	Qatar
Total E&P RDC	100.00%	Democratic Republic of Congo	Democratic Republic of Congo
Total E&P Research & Technology USA LLC	100.00%	United States	United States
Total E&P Russie	100.00%	France	Russia
Total E&P Sao Tome and Principe B.V.	100.00%	Netherlands	Angola
Total E&P Senegal	100.00%	France	Senegal
Total E&P Services China Company Limited	100.00%	China	China
Total E&P South Africa B.V.	100.00%	Netherlands	South Africa
Total E&P South Africa Block 567 (Pty) Ltd	100.00%	South Africa	South Africa
Total E&P South Pars	100.00%	France	Iran
Total E&P South Sudan	100.00%	France	Republic of South Sudan
Total E&P Suriname B.V.	100.00%	Netherlands	Suriname
Total E&P Syrie	100.00%	France	Syrian Arab Republic
Total E&P Tajikistan B.V.	100.00%	Netherlands	Tajikistan
Total E&P Thailand	100.00%	France	Thailand
Total E&P Three Pl B.V.	100.00%	Netherlands	Brazil
Total E&P Timan-Pechora LLC	100.00%	Russia	Russia
Total E&P UAE Unconventional Gas B.V.	100.00%	Netherlands	United Arab Emirates
Total E&P Uganda B.V.	100.00%	Netherlands	Uganda
Total E&P UK Limited	100.00%	United Kingdom	United Kingdom
Total E&P Umm Shaif Nasr B.V.	100.00%	Netherlands	United Arab Emirates
Total E&P Uruguay B.V.	100.00%	Netherlands	Uruguay
Total E&P Uruguay Onshore B.V.	100.00%	Netherlands	Uruguay
Total E&P US Well Containment, LLC	100.00%	United States	United States
Total E&P USA Inc.	100.00%	United States	United States
Total E&P USA Oil Shale, LLC	100.00%	United States	United States
Total E&P Waha Limited	100.00%	Cayman Islands	Libya
Total E&P Well Response	100.00%	France	France
Total E&P Yemen	100.00%	France	Yemen
Total E&P Yemen Block 3 B.V.	100.00%	Netherlands	Yemen
Total East Africa Midstream B.V.	100.00%	Netherlands	Uganda
Total Energy (Meuk) Limited	100.00%	United Kingdom	United Kingdom
Total Exploration M'Bridge	100.00%	Netherlands	Angola
Total Facilities Management B.V.	100.00%	Netherlands	Netherlands
Total Gabon	58.28%	Gabon	Gabon
Total Gass Handel Norge AS	100.00%	Norway	Norway
Total Gastransport Nederland B.V.	100.00%	Netherlands	Netherlands
Total Holding Dolphin Amont	100.00%	France	France
Total Holdings Nederland B.V.	100.00%	Netherlands	Netherlands
Total Holdings Nederland International B.V.	100.00%	Netherlands	Netherlands
Total Iran B.V.	100.00%	Netherlands	Iran
Total LNG Supply Services USA Inc.	100.00%	United States	United States
Total Oil and Gas South America	100.00%	France	France
Total Oil and Gas Venezuela B.V.	100.00%	Netherlands	Venezuela
Total Oil Gb Limited	100.00%	United Kingdom	United Kingdom
Total Oil UK Limited	100.00%	United Kingdom	United Kingdom
Total P&G do Brasil Ltda	100.00%	Brazil	Brazil
Total Pars LNG	100.00%	France	France
Total Petroleum Angola	100.00%	France	Angola
Total Profils Petroliers	100.00%	France	France
Total Qatar	100.00%	France	Qatar
Total South Pars	100.00%	France	Iran
Total Upstream Danmark A/S	100.00%	Denmark	Denmark
Total Upstream Nigeria Limited	100.00%	Nigeria	Nigeria
Total Upstream UK Limited	100.00%	United Kingdom	United Kingdom
Total Venezuela	100.00%	France	France
Uintah Colorado Resources, LLC	66.67%	United States	United States
Unitah Colorado Resources II, LLC	100.00%	United States	United States
Ypergas S.A.	37.33%	Venezuela	Venezuela

Business		% Group		Country of
segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Integrated Gas, Renewables & Power
	Abu Dhabi Gas Liquefaction Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Adani Gas Limited AGL	37.40%	E	India	India
	Adani Green Energy Twenty Three Limited	50.00%	E	India	India
	Adani Total Private Limited (e)	50.00%	E	India	India
	Advanced Thermal Batteries Inc.	49.99%	E	United States	United States
	Aerospatiale Batteries (ASB)	49.99%	E	France	France
	Aerowatt Energies	65.00%	E	France	France
	Aerowatt Energies 2	51.00%	E	France	France
	Abarloar Solar, S.L.U.	100.00%		Spain	Spain
	Alcad AB	99.99%		Sweden	Sweden
	Alicante	50.00%	E	France	France
	Alicante 2	50.00%	E	France	France
	Al Kharsaa Solar Holdings B.V.	49.00%	E	Netherlands	Netherlands
	Amber Solar Power Cinco, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Cuatro, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Dieciseis, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Diez, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Nueve, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Quince, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Tres, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Uno, S.L.	65.00%	E	Spain	Spain
	Anayet Solar, S.L.U.	100.00%		Spain	Spain
	Armada Solar, S.L.U.	100.00%		Spain	Spain
	Amura Solar, S.L.U.	100.00%		Spain	Spain
	Angola LNG Limited	13.60%	E	Bermuda	Angola
	Arbotante Solar, S.L.U.	100.00%		Spain	Spain
	Arctic LNG 2 LLC (b)	21.64%	E	Russia	Russia
	ATJV Offshore	50.00%	E	Singapore	Singapore
	Automotive Cells Company, S.E.	49.99%	E	France	France
	Baser Comercializadora de Referencia	100.00%		Spain	Spain
	Bassin Du Capiscol	100.00%		France	France
	Beauce Oratorienne	100.00%		France	France
	Biogaz Breuil	100.00%		France	France
	Biogaz Chatillon	100.00%		France	France
	Biogaz Corcelles	100.00%		France	France
	Biogaz Epinay	100.00%		France	France
	Biogaz Libron	100.00%		France	France
	Biogaz Milhac	100.00%		France	France
	Biogaz Soignolles	100.00%		France	France
	Biogaz Torcy	100.00%		France	France
	Biogaz Vert Le Grand	100.00%		France	France
	Biogaz Viriat	100.00%		France	France
	Borrowed Sunshine II Parent, LLC	51.61%		United States	United States
	Borrowed Sunshine II, LLC	51.61%		United States	United States
	BSP Class B Member HoldCo, LLC	51.61%		United States	United States
	BSP Class B Member, LLC	51.61%		United States	United States
	BSP Holding Company, LLC	51.61%		United States	United States
	BSP II Parent, LLC	51.61%		United States	United States
	Cameron LNG Holdings LLC	16.60%	E	United States	United States
	Centrale Eolienne Ploumoguer	100.00%		France	France
	Centrale Eolienne De Goulien	100.00%		France	France
	Centrale Eolienne De La Vallee Gentillesse	74.80%		France	France
	Centrale Hydrolique Alas	100.00%		France	France
	Centrale Hydrolique Ardon	90.00%		France	France
	Centrale Hydrolique Arvan	100.00%		France	France
	Centrale Hydrolique Barbaira	100.00%		France	France
	Centrale Hydrolique Bonnant	100.00%		France	France
Centrale Hydrolique Gavet	100.00%		France	France
Centrale Hydrolique La Buissiere	100.00%		France	France
Centrale Hydrolique Miage	100.00%		France	France
Centrale Hydrolique Previnquieres	100.00%		France	France
Centrale Photovoltaique De Merle Sud	40.58%	E	France	France
Centrale Photovoltaique Du Seneguier	100.00%		France	France
Centrale Photovoltaique Le Barou	100.00%		France	France
Centrale Solaire 2	100.00%		France	France
Centrale Solaire Autoprod	100.00%		France	France
Centrale Solaire Base 112	100.00%		France	France
Centrale Solaire Beauce Val de Loire	100.00%		France	France
Centrale Solaire Briffaut	100.00%		France	France
Centrale Solaire Centre Ouest 2	100.00%		France	France
Centrale Solaire Cet De Hesse	100.00%		France	France
Centrale Solaire Chauveau	100.00%		France	France
Centrale Solaire Chemin De Melette	100.00%		France	France
Centrale Solaire De Cazedarnes	75.00%		France	France
Centrale Solaire de la Med	100.00%		France	France
Centrale Solaire Dom	100.00%		France	France
Centrale Solaire Du Centre Ouest	100.00%		France	France
Centrale Solaire Du Lavoir	60.00%		France	France
Centrale Solaire Estarac	35.00%	E	France	France
Centrale Solaire Ficon	100.00%		France	France
Centrale Solaire Forum Laudun	100.00%		France	France
Centrale Solaire Gare de Boussens	100.00%		France	France
Centrale Solaire Golbey	100.00%		France	France
Centrale Solaire Guinots	100.00%		France	France
Centrale Solaire Heliovale	59.63%	E	France	France
Centrale Solaire La Fenasse	100.00%		France	France
Centrale Solaire La Metairie	100.00%		France	France
Centrale Solaire La Potence	100.00%		France	France
Centrale Solaire La Sauteirane	100.00%		France	France
Centrale Solaire La Tastere	100.00%		France	France
Centrale Solaire Le Castellet	100.00%		France	France
Centrale Solaire Les Ancizes	100.00%		France	France
Centrale Solaire Les Aspres	100.00%		France	France
Centrale Solaire Les Canebieres	100.00%		France	France
Centrale Solaire Les Cordeliers	83.98%		France	France
Centrale Solaire Les Cordeliers 2	100.00%		France	France
Centrale Solaire Les Galliennes	100.00%		France	France
Centrale Solaire Lodes	50.00%	E	France	France
Centrale Solaire Lyreco	100.00%		France	France
Centrale Solaire Manosque Ombriere	100.00%		France	France
Centrale Solaire Mazeran Lr	50.00%	E	France	France
Centrale Solaire Mazeran Paca	100.00%		France	France
Centrale Solaire Olinoca	10.00%	E	France	France
Centrale Solaire Ombrieres Cap Agathois	83.98%		France	France
Centrale Solaire Ombrieres De Blyes	100.00%		France	France
Centrale Solaire Ombrieres P5	100.00%		France	France
Centrale Solaire Pezenas	100.00%		France	France
Centrale Solaire Piennes	100.00%		France	France
Centrale Solaire Plateau De Pouls	51.00%		France	France
Centrale Solaire Pont Sur Sambre	100.00%		France	France
Centrale Solaire Quadrao	100.00%		France	France
Centrale Solaire Quinipily 2	100.00%		France	France
Centrale Solaire Sainte-Marie La Mare	100.00%		France	France
Centrale Solaire SPW2	100.00%		France	France
Centrale Solaire Supdevenergie	100.00%		France	France
Centrale Solaire Toiture Josse	100.00%		France	France
Centrale Solaire TQ1	100.00%		France	France
Centrale Solaire Valorbi	100.00%		France	France
Centrale Solaire Zabo	100.00%		France	France
Centrale Solaire Zabo 2	100.00%		France	France
Cerezo Solar, S.L.U.	100.00%		Spain	Spain
Cidra Solar, S.L.U.	100.00%		Spain	Spain
Co Biogaz	26.00%	E	France	France
Cogenra Solar, Inc.	51.61%		United States	United States
Colón LNG Marketing S. de R. L.	50.00%	E	Panama	Panama
Cote d'Ivoire GNL	34.00%	E	Côte d'Ivoire	Côte d'Ivoire
DAJA 148	100.00%		France	France
DAJA 154	100.00%		France	France
DAJA 160	100.00%		France	France
ECA LNG Holdings B.V.	16.60%	E	Netherlands	Netherlands
Eclipse Solar SPA	100.00%		Chile	Chile
Edelweis Solar, S.L.U.	100.00%		Spain	Spain
EDP Comercializadora S.A.U.	100.00%		Spain	Spain
EDP Energia S.A.U.	100.00%		Spain	Spain
Electricite Solaire De Molleges	100.00%		France	France
Energie Developpement	50.00%	E	France	France
Eole Boin	100.00%		France	France
Eole Champagne Conlinoise	66.00%	E	France	France
Eole Cote Du Moulin	100.00%		France	France
Eole Fonds Caraibes	100.00%		France	France
Eole Grand Maison	100.00%		France	France
Eole La Montagne	87.60%		France	France
Eole La Perriere S.A.R.L.	100.00%		France	France
Eole Les Buissons	100.00%		France	France
Eole Morne Carriere	100.00%		France	France
Eole Morne Constant	100.00%		France	France
Eole Moulin Tizon	100.00%		France	France
Eole Pierrefitte Es Bois	100.00%		France	France
Eole Sorbon II	100.00%		France	France
Eole Yate	100.00%		France	France
Eoliennes Arques 3	100.00%		France	France
Eoliennes Du Champ Chardon	100.00%		France	France
Eolmed	20.00%	E	France	France
Falla Solar, S.L.U.	100.00%		Spain	Spain
Fast Jung KB	99.99%		Sweden	Sweden
Finansol 1	100.00%		France	France
Finansol 2	100.00%		France	France
Finansol 3	100.00%		France	France
Fluxsol	100.00%		France	France
Frieman & Wolf Batterietechnick GmbH	99.99%		Germany	Germany
Gas Del Litoral SRLCV	25.00%	E	Mexico	Mexico
Gfs I Holding Company, LLC	51.61%		United States	United States
Glaciere De Palisse	100.00%		France	France
Global Energy Armateur SNC	100.00%		France	France
Global LNG Armateur S.A.S.	100.00%		France	France
Global LNG Downstream S.A.S.	100.00%		France	France
Global LNG North America Corporation	100.00%		United States	United States
Global LNG S.A.S.	100.00%		France	France
Global LNG UK Limited	100.00%		United Kingdom	United Kingdom
Go Electric	99.99%		United States	United States
Golden Fields Solar I, LLC	51.61%		United States	United States
Goodfellow Solar Construction, LLC	51.61%		United States	United States
Goodfellow Solar II, LLC	51.61%		United States	United States
Goodfellow Solar III, LLC	51.61%		United States	United States
Gray Whale Offshore Wind Power No.1 Co., Ltd	50.00%	E	South Korea	South Korea
Gray Whale Offshore Wind Power No.2 Co., Ltd	50.00%	E	South Korea	South Korea
Greenflex Actirent Group, S.L.	100.00%		Spain	Spain
Greenflex S.A.S.	99.99%		France	France
GridVault DR1, LLC	51.61%		United States	United States
Grillete Solar, S.L.U.	100.00%		Spain	Spain
Gulf Total Tractebel Power Company PSJC	20.00%	E	United Arab Emirates	United Arab Emirates
Helio 100 Kw	100.00%		France	France
Helio 21	100.00%		France	France
Helio 974 Sol 1	100.00%		France	France
Helio 974 Toitures	100.00%		France	France
Helio 974 Toiture 2	100.00%		France	France
Helio Bakia	50.00%	E	France	France
Helio Boulouparis	50.00%	E	France	France
Helio Boulouparis 2	50.00%	E	France	France
Helio Fonds Caraibes	100.00%		France	France
Helio Koumac	50.00%	E	France	France
Helio L'R	100.00%		France	France
Helio Moindah	100.00%		France	France
Helio Piin Patch	50.00%	E	France	France
Helio Plaine des Gaiacs	100.00%		France	France
Helio Popidery	50.00%	E	France	France
Helio Reunion	100.00%		France	France
Helio Saint Benoit	100.00%		France	France
Helio Tamoa	50.00%	E	France	France
Helio Temala	50.00%	E	France	France
Helio Tontouta	100.00%		France	France
Helio Wabealo	100.00%		France	France
Helix Project III, LLC	51.61%		United States	United States
Helix Project V, LLC	51.61%		United States	United States
HETTY	100.00%		France	France
Holding Eole 2018	100.00%		France	France
Hydro Tinee	50.00%	E	France	France
Hydromons	100.00%		France	France
Ichthys LNG PTY Limited	26.00%	E	Australia	Australia
Institut Photovoltaique D'Ile De France (IPVF)	43.00%		France	France
Ise Total Nanao Power Plant G.K.	50.00%	E	Japan	Japan
JDA Overseas Holdings, LLC	51.61%		United States	United States
Jingdan New Energy investment (Shanghai) Co. Ltd	50.00%	E	China	China
Jmcp	50.05%		France	France
JOBS Tugboat, LLC	51.61%		United States	United States
Komundo Offshore Wind Power Co., Ltd	50.00%	E	South Korea	South Korea
LA Basin Solar I, LLC	51.61%		United States	United States
La Compagnie Electrique de Bretagne	100.00%		France	France
La Metairie Neuve	25.00%	E	France	France
La Seauve	95.01%		France	France
Lampiris S.A.	100.00%		Belgium	Belgium
Lanuza Solar, S.L.U.	100.00%		Spain	Spain
Lemoore Stratford Land Holdings IV, LLC	51.61%		United States	United States
Les Vents De Nivillac	100.00%		France	France
Les Vents De Ranes	100.00%		France	France
Leuret	100.00%		France	France
Lincoln Solar Star, LLC	51.61%		United States	United States
Luce Solar SPA	100.00%		Chile	Chile
Luminora Solar cuatro, S.L.	65.00%	E	Spain	Spain
Luminora Solar Dos, S.L.	65.00%	E	Spain	Spain
Luminora Solar Tres, S.L.	65.00%	E	Spain	Spain
Margeriaz Energie	100.00%		France	France
Marysville Unified School District Solar, LLC	51.61%		United States	United States
Mauricio Solar, S.L.U.	100.00%		Spain	Spain
Maxeon Solar Technologies, Pte. Ltd.	36.40%	E	Singapore	Singapore
Messigaz SNC	100.00%		France	France
Methanergy	100.00%		France	France
Missiles & Space Batteries Limited	49.99%	E	United Kingdom	United Kingdom
Miyagi Osato Solar Park G.K.	45.00%	E	Japan	Japan
Miyako Kuzakai Solarpark G.K.	50.00%	E	Japan	Japan
Mojave Solar Investment, LLC	51.61%		United States	United States
Moz LNG1 Financing Company Ltd	26.50%		United Arab Emirates	United Arab Emirates
Moz LNG1 Holding Company Ltd	26.50%		United Arab Emirates	United Arab Emirates
Mozambique MOF Company S.A.	26.50%		Mozambique	Mozambique
Mozambique LNG Marine Terminal Company S.A.	26.50%		Mozambique	Mozambique
Mulilo Prieska PV (RF) Proprietary Limited	27.00%	E	South Africa	South Africa
National Gas Shipping Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
NEM Solar Targetco, LLC	51.61%		United States	United States
Nevada Joint Union High School District Solar, LLC	51.61%		United States	United States
Nigeria LNG Limited	15.00%	E	Nigeria	Nigeria
NorthStar Energy Management, LLC	51.61%		United States	United States
NorthStar Energy Management Nevada, LLC	51.61%		United States	United States
Nouvelle Centrale Eolienne de Lastours	50.00%	E	France	France
Nuza Solar, S.L.U.	100.00%		Spain	Spain
Nyk Armateur S.A.S.	50.00%	E	France	France
Oman LNG, LLC	5.54%	E	Oman	Oman
Parc Eolien Nordex III	50.00%	E	France	France
Parc Eolien Nordex XXIX	50.00%	E	France	France
Parc Eolien Nordex XXX	50.00%	E	France	France
Parc Solaire De Servian	100.00%		France	France
Parc Solaire De Servian 2	100.00%		France	France
Parque Fotovoltaico Alicahue Solar SPA	100.00%		Chile	Chile
Parque Fotovoltaico Santa Adriana Solar SPA	100.00%		Chili	Chili
Partrederiet Bw Gas Global LNG	49.00%	E	Norway	Norway
Perpetual Sunhine Solar Program I, LLC	51.61%		United States	United States
Perpetual Sunshine I, LLC	51.61%		United States	United States
Pilastra Solar, S.L.U.	100.00%		Spain	Spain
Portalon Solar, S.L.U.	100.00%		Spain	Spain
Pos	100.00%		France	France
Pos Production Ii	60.00%		France	France
Pos Production Iii	70.00%		France	France
Pos Production Iv	70.00%		France	France
Pos Production V	70.00%		France	France
Postigo Solar, S.L.U.	100.00%		Spain	Spain
Qatar Liquefied Gas Company Limited	10.00%	E	Qatar	Qatar
Qatar Liquefied Gas Company Limited (II)	16.70%	E	Qatar	Qatar
Quadrica	51.00%	E	France	France
Quilla Solar, S.L.U.	100.00%		Spain	Spain
RLA Solar SPA	100.00%		Chile	Chile
Rosamond Raven Holdings, LLC	51.61%		United States	United States
Saft (Zhuhai FTZ) Batteries Company Limited	99.99%		China	China
Saft (Zhuhai) Energy Storage Co	99.99%		China	China
Saft AB	99.99%		Sweden	Sweden
Saft Acquisition S.A.S.	99.99%		France	France
Saft America Inc.	99.99%		United States	United States
Saft AS	99.99%		Norway	Norway
Saft Australia PTY Limited	99.99%		Australia	Australia
Saft Batterias SL	99.99%		Spain	Spain
Saft Batterie Italia S.R.L.	99.99%		Italy	Italy
Saft Batterien GmbH	99.99%		Germany	Germany
Saft Batteries Pte Limited	99.99%		Singapore	Singapore
Saft Batteries PTY Limited	99.99%		Australia	Australia
Saft Batterijen B.V.	99.99%		Netherlands	Netherlands
Saft Do Brasil Ltda	99.99%		Brazil	Brazil
Saft EV S.A.S.	99.99%		France	France
Saft Ferak AS	99.99%		Czech Republic	Czech Republic
Saft Groupe S.A.	99.99%		France	France
Saft Hong Kong Limited	99.99%		Hong Kong	Hong Kong
Saft India Private Limited	99.99%		India	India
Saft Japan KK	99.99%		Japan	Japan
Saft Limited	99.99%		United Kingdom	United Kingdom
Saft LLC	99.99%		Russia	Russia
Saft Nife ME Limited	99.99%		Cyprus	Cyprus
Saft S.A.S.	99.99%		France	France
Seagreen HoldCo 1 Limited	51.00%	E	United Kingdom	United Kingdom
SGS Antelope Valley Development, LLC	51.61%		United States	United States
Shams Power Company PJSC	20.00%	E	United Arab Emirates	United Arab Emirates
Societe Champenoise d'Energie	16.00%	E	France	France
Societe d'exploitation de centrales photovoltaiques 1	25.86%		France	France
Societe Economie Mixte Production Energetique Renouvelable	35.92%	E	France	France
Solar Carport NJ, LLC	51.61%		United States	United States
Solar Energies	65.00%	E	France	France
Solar Sail, LLC	51.61%		United States	United States
Solar Sail Commercial DevCo I, LLC	51.61%		United States	United States
Solar Sail Commercial Holdings, LLC	51.61%		United States	United States
Solar Sail Commercial MPW DevCo, LLC	51.61%		United States	United States
Solar Star Always Low Prices Ct, LLC	51.61%		United States	United States
Solar Star Always Low Prices Hi, LLC	51.61%		United States	United States
Solar Star Always Low Prices Ma, LLC	51.61%		United States	United States
Solar Star Arizona HMR-I, LLC	51.61%		United States	United States
Solar Star Arizona II, LLC	51.61%	United States	United States
Solar Star Arizona VII, LLC	51.61%	United States	United States
Solar Star Bay City 2, LLC	51.61%	United States	United States
Solar Star Bear Creek, LLC	51.61%	United States	United States
Solar Star Big Apple CDG, LLC	51.61%	United States	United States
Solar Star Big Apple BTM, LLC	51.61%	United States	United States
Solar Star California I, LLC	51.61%	United States	United States
Solar Star California IV, LLC	51.61%	United States	United States
Solar Star California LXXV, LLC	51.61%	United States	United States
Solar Star California LXXVI, LLC	51.61%	United States	United States
Solar Star California XXXV, LLC	51.61%	United States	United States
Solar Star California XXXVI, LLC	51.61%	United States	United States
Solar Star California XXXVIII, LLC	51.61%	United States	United States
Solar Star Co Co 1, LC	51.61%	United States	United States
Solar Star Co Co 2, LLC	51.61%	United States	United States
Solar Star Coastal Pirate, LLC	51.61%	United States	United States
Solar Star Colorado II, LLC	51.61%	United States	United States
Solar Star CRC Kern Front, LLC	51.61%	United States	United States
Solar Star CRC Yowlumne 1 North, LLC	51.61%	United States	United States
Solar Star CRC Yowlumne 2 South, LLC	51.61%	United States	United States
Solar Star CRC North Shafter, LLC	51.61%	United States	United States
Solar Star CRC Pier A West, LLC	51.61%	United States	United States
Solar Star CRC Mt. Poso, LLC	51.61%	United States	United States
Solar Star Deer Island, LLC	51.61%	United States	United States
Solar Star Energy Center, LLC	51.61%	United States	United States
Solar Star Golden Empire, LLC	51.61%	United States	United States
Solar Star Harbor, LLC	51.61%	United States	United States
Solar Star HD Maryland, LLC	51.61%	United States	United States
Solar Star HD New Jersey, LLC	51.61%	United States	United States
Solar Star HD New York, LLC	51.61%	United States	United States
Solar Star Healthy 1, LLC	51.61%	United States	United States
Solar Star Healthy Lake, LLC	51.61%	United States	United States
Solar Star Hernwood, LLC	51.61%	United States	United States
Solar Star Kale 1, LLC	51.61%	United States	United States
Solar Star Khsd, LLC	51.61%	United States	United States
Solar Star LA County High Desert, LLC	51.61%	United States	United States
Solar Star LCR Culver City, LLC	51.61%	United States	United States
Solar Star LCR Irvine, LLC	51.61%	United States	United States
Solar Star LCR LA 1, LLC	51.61%	United States	United States
Solar Star LCR LA 2, LLC	51.61%	United States	United States
Solar Star LCR Split 1, LLC	51.61%	United States	United States
Solar Star LCR Split 2, LLC	51.61%	United States	United States
Solar Star Lincoln School, LLC	51.61%	United States	United States
Solar Star MA - Tewksbury, LLC	51.61%	United States	United States
Solar Star Massachusetts II, LLC	51.61%	United States	United States
Solar Star Massachusetts III, LLC	51.61%	United States	United States
Solar Star Maxx 1, LLC	51.61%	United States	United States
Solar Star Meridian Park West, LLC	51.61%	United States	United States
Solar Star Parent CRC Kern Front, LLC	51.61%	United States	United States
Solar Star Parent CRC Mt. Poso, LLC	51.61%	United States	United States
Solar Star Parent CRC North Shafter, LLC	51.61%	United States	United States
Solar Star Parent CRC Pier A West, LLC	51.61%	United States	United States
Solar Star Parent CRC Yowlumne 1 North, LLC	51.61%	United States	United States
Solar Star Parent CRC Yowlumne 2 South, LLC	51.61%	United States	United States
Solar Star Parkton, LLC	51.61%	United States	United States
Solar Star Prairie Holding, LLC	51.61%	United States	United States
Solar Star Prime 2, LLC	51.61%	United States	United States
Solar Star Prime 3, LLC	51.61%	United States	United States
Solar Star Prime 4, LLC	51.61%	United States	United States
Solar Star Prime SCK3, LLC	51.61%	United States	United States
Solar Star Rancho CWD I, LLC	51.61%	United States	United States
Solar Star River, LLC	51.61%	United States	United States
Solar Star Track, LLC	51.61%	United States	United States
Solar Star Track Anacostia, LLC	51.61%	United States	United States
Solar Star Track Cheverly, LLC	51.61%	United States	United States
Solar Star Track Southern Ave 1, LLC	51.61%	United States	United States
Solar Star Track Southern Ave 2, LLC	51.61%		United States	United States
Solar Star Track Southern Ave Bus, LLC	51.61%		United States	United States
Solar Star Tranquility, LLC	51.61%		United States	United States
Solar Star Unkety Brook, LLC	51.61%		United States	United States
Solar Star Urbana Landfill Central, LLC	51.61%		United States	United States
Solar Star Urbana Landfill East, LLC	51.61%		United States	United States
Solar Star Vegas 1, LLC	51.61%		United States	United States
Solar Star Woodlands St Cr, LLC	51.61%		United States	United States
SolarBridge Technologies Inc.	51.61%		United States	United States
Solarstar Billerica I, LLC	51.61%		United States	United States
Solarstar Ma I, LLC	51.61%		United States	United States
Solarstar Prime I, LLC	51.61%		United States	United States
SolarStorage Fund A, LLC	51.61%		United States	United States
SolarStorage Fund B, LLC	51.61%		United States	United States
SolarStorage Fund C, LLC	51.61%		United States	United States
SolarStorage Fund D, LLC	51.61%		United States	United States
South Hook LNG Terminal Company Limited	8.35%	E	United Kingdom	United Kingdom
Spinnaker Solar, S.L.U.	100.00%		Spain	Spain
SPWR SS 1, LLC	51.61%		United States	United States
SPWR SunStrong Holdings, LLC	51.61%		United States	United States
SSCA XLI Holding Company, LLC	51.61%		United States	United States
SunPower AssetCo, LLC	51.61%		United States	United States
SunPower Bobcat Solar, LLC	51.61%		United States	United States
SunPower Capital Services, LLC	51.61%		United States	United States
SunPower Capital, LLC	51.61%		United States	United States
SunPower Commercial FTB Construction, LLC	51.61%		United States	United States
SunPower Commercial Holding Company FTB SLB Parent, LLC	51.61%		United States	United States
SunPower Commercial Holding Company FTB SLB, LLC	51.61%		United States	United States
SunPower Corporation	51.61%		United States	United States
SunPower Corporation, Systems	51.61%		United States	United States
SunPower DevCo, LLC	51.61%		United States	United States
SunPower Electrical of New York, LLC	51.61%		United States	United States
SunPower Energia SPA	51.61%		Chile	Chile
SunPower Energy Systems Canada Corporation	51.61%		Canada	Canada
SunPower Equity Holdings, LLC	51.61%		United States	United States
SunPower Foundation	51.61%		United States	United States
SunPower Helix I, LLC	51.61%		United States	United States
SunPower HoldCo, LLC	51.61%		United States	United States
SunPower Manufacturing Oregon, LLC	51.61%		United States	United States
SunPower North America, LLC	51.61%		United States	United States
SunPower NY CDG 1,LLC	51.61%		United States	United States
SunPower Philippines Limited - Regional Operating Headquarters	51.61%		Cayman Islands	Cayman Islands
SunPower Revolver HoldCo I Parent, LLC	51.61%		United States	United States
SunPower Revolver HoldCo I, LLC	51.61%		United States	United States
SunPower Systems Mexico S. de R.L. de C.V.	51.61%		Mexico	Mexico
SunPower Technologies Assetco Holdings, LLC	51.61%		United States	United States
SunStrong Capital Acquisition 3, LLC	51.61%		United States	United States
Sunstrong Capital Holdings, LLC	51.61%	E	United States	United States
SunStrong Partners, LLC	51.61%	E	United States	United States
Sunzil	50.00%	E	France	France
Swingletree Operations, LLC	51.61%		United States	United States
Tadiran Batteries GmbH	99.99%		Germany	Germany
Tadiran Batteries Limited	99.99%		Israel	Israel
Temasol	51.61%		Morocco	Morocco
Tenesol SPV 1	100.00%		France	France
Tianneng Saft Energy Joint Stock Company	39.99%	E	China	China
TIEA Energie	100.00%		France	France
Total Carbon Neutrality Ventures Europe	100.00%		France	France
Total Carbon Neutrality Ventures International	100.00%		France	France
Total Direct Energie - Centrale Electrique Bayet	100.00%		France	France
Total Direct Energie - Centrale Electrique Marchienne-au-Pont	100.00%		Belgium	Belgium
Total Direct Energie - Centrale Electrique Saint Avold	100.00%		France	France
Total Direct Energie Belgium	100.00%		Belgium	Belgium
Total Direct Energie - Centrale Electrique de Toul	100.00%		France	France
Total Direct Energie Generation	100.00%		France	France
Total Direct Energie S.A.	100.00%		France	France
Total Direct Energie Services	100.00%		Belgium	Belgium
Total Direct Energies Centrale Electrique de Pont Sur Sambres	100.00%		France	France
Total E&P Angola Developpement Gaz	100.00%		France	Angola
Total E&P Australia	100.00%		France	Australia
Total E&P Australia Exploration PTY Limited	100.00%		Australia	Australia
Total E&P Australia II	100.00%		France	Australia
Total E&P Australia III	100.00%		France	Australia
Total E&P Barnett USA, LLC	100.00%		United States	United States
Total E&P Holding Ichthys	100.00%		France	France
Total E&P Holdings Australia PTY Limited	100.00%		Australia	Australia
Total E&P Ichthys B.V.	100.00%		Netherlands	Australia
Total E&P Indonesia Mentawai B.V.	100.00%		Netherlands	Indonesia
Total E&P Indonesie	100.00%		France	Indonesia
Total E&P Mauritius Holding Limited	100.00%		Mauritius Island	Mauritius Island
Total E&P Mozambique Area 1, Limitada	100.00%		Mozambique	Mozambique
Total E&P Oman Block 12 B.V.	100.00%		Netherlands	Oman
Total E&P Oman Dev. B.V	100.00%		Netherlands	Oman
Total E&P PNG 2 B.V.	100.00%		Netherlands	Papua New Guinea
Total E&P PNG 5 B.V.	100.00%		Netherlands	Papua New Guinea
Total E&P PNG Limited	100.00%		Papua New Guinea	Papua New Guinea
Total E&P Salmanov	100.00%		France	France
Total E&P Sebuku	100.00%		France	Indonesia
Total E&P Singapore Pte. Ltd.	100.00%		Singapore	Singapore
Total E&P Yamal	100.00%		France	France
Total Energia Italia S.R.L.	100.00%		Italy	Italy
Total Energie Gas GmbH	100.00%		Germany	Germany
Total Energy Investments Tianjin	100.00%		China	China
Total Energy Services	100.00%		France	France
Total Energy Ventures Emerging Markets	100.00%		France	France
Total Eren (c)	29.60%	E	France	France
Total Eren Holding	33.86%	E	France	France
Total Gas & Power Actifs Industriels	100.00%		France	France
Total Gas & Power Asia Private Limited	100.00%		Singapore	Singapore
Total Gas & Power Brazil	100.00%		France	France
Total Gas & Power Chartering Limited	100.00%		United Kingdom	United Kingdom
Total Gas & Power Infrastructure Limited	100.00%		United Kingdom	United Kingdom
Total Gas & Power Limited	100.00%		United Kingdom	United Kingdom
Total Gas & Power North America Inc.	100.00%		United States	United States
Total Gas & Power Services Limited	100.00%		United Kingdom	United Kingdom
Total Gas and Power Limited, London, Meyrin - Geneva Branch	100.00%		Switzerland	Switzerland
Total Gas Pipeline USA Inc.	100.00%		United States	United States
Total Gas Y Electricidad Argentina S.A.	100.00%		Argentina	Argentina
Total Gasandes	100.00%		France	France
Total Gaz Electricite Holdings France	100.00%		France	France
Total GLNG Australia	100.00%		France	Australia
Total GLNG Australia Holdings	100.00%		France	Australia
Total Investment Management Tianjin	100.00%		China	China
Total LNG Angola	100.00%		France	France
Total Midstream Holdings UK Limited	100.00%		United Kingdom	United Kingdom
Total Nature Based Solutions	100.00%		France	France
Total New Energies Limited	100.00%		United Kingdom	United Kingdom
Total New Energies Ventures USA, Inc.	100.00%		United States	United States
Total Offshore Wind Korea	100.00%		France	France
Total Quadran	100.00%		France	France
Total Quadran Caraibes	100.00%		France	France
Total Qadran DK Aps	100.00%		Denmark	Denmark
Total Quadran Nogara	50.00%	E	France	France
Total Quadran Pacific	100.00%		France	France
Total Renewables	100.00%		France	France
Total Renewables USA, LLC	100.00%		United States	United States
Total Solar Assets FZE	100.00%		United Arab Emirates	United Arab Emirates
Total Solar Iberica, S.A.U.	100.00%		Spain	Spain
Total Solar International	100.00%		France	France
Total Solar Intl	100.00%		France	France
Total Solar Latin America SPA	100.00%		Chile	Chile
Total Solar Singapore Pte Ltd	100.00%		Singapore	Singapore
Total Solar (Thailand) Co., Ltd.	100.00%		Thailand	Thailand
Total Strong, LLC	50.00%	E	United States	United States
Total SunPower Energia S.A.	51.61%		Chile	Chile
Total Tengah	100.00%		France	Indonesia
Total Tractebel Emirates O & M Company	50.00%	E	France	United Arab Emirates
Total Tractebel Emirates Power Company	50.00%	E	France	United Arab Emirates
Total USA International, LLC	100.00%		United States	United States
Total Yemen LNG Company Limited	100.00%		Bermuda	Bermuda
TQN Hydro	100.00%		France	France
TQN Solar	100.00%		France	France
TQN Solar Nogara	50.00%	E	France	France
TQN Wind	100.00%		France	France
Transportadora de Gas del Mercosur S.A.	32.68%	E	Argentina	Argentina
Trofeo Solar, S.L.U.	100.00%		Spain	Spain
TSGF SpA	50.00%	E	Chile	Chile
Tugboat Commercial Pledgor, LLC	51.61%		United States	United States
TW2 Tugboat, LLC	51.61%		United States	United States
Ultralight 2 Class B Member, LLC	51.61%		United States	United States
Ultralight 2 Holdco, LLC	51.61%		United States	United States
Ultralight 2 Mezzanine Borrower, LLC	51.61%		United States	United States
Ultralight 2 Mezzanine Pledgor, LLC	51.61%		United States	United States
Ultralight 2 Residential Solar, LL	51.61%		United States	United States
Ultralight 2 SolarBloom, LLC	51.61%		United States	United States
Ultralight 2 SolarBloom Pledgor, LLC	51.61%		United States	United States
Valorene	66.00%		France	France
Vega Solar 1 S.A.P.I. de C.V.	51.61%		Mexico	Mexico
Vega Solar 2 S.A.P.I. de C.V.	51.61%		Mexico	Mexico
Vents D'Oc Energies Renouvelables	100.00%		France	France
Vents D'Oc Centrale D'Energie Renouvelable 17	100.00%		France	France
Vents D'Oc Centrale D'Energie Renouvelable 18	100.00%		France	France

Vertigo	25.00%	E	France	France
Watt Prox	100.00%		France	France
Winergy	100.00%		France	France
WP France 21	100.00%		France	France
WP France 25	100.00%		France	France
Yamal LNG (d)	29.73%	E	Russia	Russia
Yemen LNG Company Limited	39.62%	E	Bermuda	Yemen
Zeeland Solar B.V.	100.00%		Netherlands	Netherlands

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Refining & Chemicals
	Appryl S.N.C	50.00%		France	France
	Atlantic Trading and Marketing Financial Inc.	100.00%		United States	United States
	Atlantic Trading and Marketing Inc.	100.00%		United States	United States
	Balzatex S.A.S.	100.00%		France	France
	Barry Controls Aerospace S.N.C.	100.00%		France	France
	BASF Total Petrochemicals LLC	40.00%		United States	United States
	Bay Junction Inc.	100.00%		United States	United States
	Bayport Polymers LLC	50.00%	E	United States	United States
	Borrachas Portalegre Ltda	100.00%		Portugal	Portugal
	BOU Verwaltungs GmbH	100.00%		Germany	Germany
	Buckeye Products Pileline LP	14.66%	E	United States	United States
	Catelsa-Caceres S.A.U.	100.00%		Spain	Spain
	Cie Tunisienne du Caoutchouc S.A.R.L.	100.00%		Tunisia	Tunisia
	Composite Industrie Maroc S.A.R.L.	100.00%		Morocco	Morocco
	Composite Industrie S.A.	100.00%		France	France
	Cosden, LLC	100.00%		United States	United States
	COS-MAR Company	50.00%		United States	United States
	Cray Valley (Guangzhou) Chemical Company, Limited	100.00%		China	China
	Cray Valley Czech	100.00%		Czech Republic	Czech Republic
	Cray Valley HSC Asia Limited	100.00%		China	Hong Kong
	Cray Valley Italia S.R.L.	100.00%		Italy	Italy
	Cray Valley S.A.	100.00%		France	France
	CSSA - Chartering and Shipping Services S.A.	100.00%		Switzerland	Switzerland
	Espa S.A.R.L.	100.00%		France	France
	Ethylene Est	99.98%		France	France
	Feluy Immobati	100.00%		Belgium	Belgium
	Fina Pipeline Co	100.00%		United States	United States
	FINA Technology, Inc.	100.00%		United States	United States
	Gasket (Suzhou) Valve Components Company, Limited	100.00%		China	China
	Gasket International S.R.L.	100.00%		Italy	Italy
	Grande Paroisse S.A.	100.00%		France	France
	Gulf Coast Pipeline LP	14.66%	E	United States	United States
	Hanwha Total Petrochemical Co. Limited	50.00%	E	South Korea	South Korea
	HBA Hutchinson Brasil Automotive Ltda	100.00%		Brazil	Brazil
	Hutchinson (UK) Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson (Wuhan) Automotive Rubber Products Company Limited	100.00%		China	China
	Hutchinson Aeronautique & Industrie Limited	100.00%		Canada	Canada
	Hutchinson Aeroservices S.A.S.	100.00%		France	France
	Hutchinson Aerospace & Industry Inc.	100.00%		United States	United States
	Hutchinson Aerospace GmbH	100.00%		Germany	Germany
	Hutchinson Aftermarket USA Inc.	100.00%		United States	United States
	Hutchinson Antivibration Systems Inc.	100.00%		United States	United States
	Hutchinson Automotive Systems Company, Limited	100.00%		China	China
	Hutchinson Autopartes Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Hutchinson Borrachas de Portugal Ltda	100.00%		Portugal	Portugal
	Hutchinson Corporation	100.00%		United States	United States
	Hutchinson d.o.o Ruma	100.00%		Serbia	Serbia
	Hutchinson Do Brasil S.A.	100.00%		Brazil	Brazil
	Hutchinson Fluid Management Systems Inc.	100.00%		United States	United States
	Hutchinson GmbH	100.00%		Germany	Germany
	Hutchinson Holding GmbH	100.00%		Germany	Germany
	Hutchinson Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson Iberia S.A.	100.00%		Spain	Spain
	Hutchinson Industrial Rubber Products (Suzhou) Company, Limited	100.00%		China	China
	Hutchinson Industrias Del Caucho SAU	100.00%		Spain	Spain
	Hutchinson Industries Inc.	100.00%		United States	United States
	Hutchinson Japan Company Limited	100.00%		Japan	Japan
	Hutchinson Korea Limited	100.00%		South Korea	South Korea
	Hutchinson Maroc S.A.R.L. AU	100.00%		Morocco	Morocco
	Hutchinson Poland SP ZO.O.	100.00%		Poland	Poland
	Hutchinson Polymers S.N.C.	100.00%		France	France
Hutchinson Porto	100.00%		Portugal	Portugal
Hutchinson Precision Sealing Systems Inc.	100.00%		United States	United States
Hutchinson Research & Innovation Singapore PTE. Limited	100.00%		Singapore	Singapore
Hutchinson Rubber Products Private Limited Inde	100.00%		India	India
Hutchinson S.A.	100.00%		France	France
Hutchinson S.N.C.	100.00%		France	France
Hutchinson S.R.L. (Italie)	100.00%		Italy	Italy
Hutchinson S.R.L. (Roumanie)	100.00%		Romania	Romania
Hutchinson Sales Corporation	100.00%		United States	United States
Hutchinson Seal De Mexico S.A. de CV.	100.00%		Mexico	Mexico
Hutchinson Sealing Systems Inc.	100.00%		United States	United States
Hutchinson SRO	100.00%		Czech Republic	Czech Republic
Hutchinson Stop - Choc GmbH & CO. KG	100.00%		Germany	Germany
Hutchinson Suisse S.A.	100.00%		Switzerland	Switzerland
Hutchinson Transferencia de Fluidos S.A. de C.V.	100.00%		Mexico	Mexico
Hutchinson Tunisie S.A.R.L.	100.00%		Tunisia	Tunisia
Hutchinson Vietnam Company Limited	100.00%		Vietnam	Vietnam
Industrias Tecnicas De La Espuma SL	100.00%		Spain	Spain
Industrielle Desmarquoy S.N.C.	100.00%		France	France
Jehier S.A.S.	99.89%		France	France
Joint Precision Rubber	100.00%		France	France
KTN Kunststofftechnik Nobitz GmbH	100.00%		Germany	Germany
Laffan Refinery Company Limited	10.00%	E	Qatar	Qatar
Laffan Refinery Company Limited 2	10.00%	E	Qatar	Qatar
LaPorte Pipeline Company LP	20.16%	E	United States	United States
LaPorte Pipeline GP LLC	19.96%	E	United States	United States
Le Joint Francais S.N.C.	100.00%		France	France
Legacy Site Services Funding Inc.	100.00%		United States	United States
Legacy Site Services LLC	100.00%		United States	United States
Les Stratifies S.A.S.	100.00%		France	France
Lone Wolf Land Company	100.00%		United States	United States
Machen Land Limited	100.00%		United Kingdom	United Kingdom
Mide Technology Corporation	100.00%		United States	United States
Naphtachimie	50.00%		France	France
Novogy, Inc.	100.00%		United States	United States
Olutex Oberlausitzer Luftfahrttextilien GmbH	100.00%		Germany	Germany
Pamargan (Malta) Products Limited	100.00%		Malta	Malta
Pamargan Products Limited	100.00%		United Kingdom	United Kingdom
Paulstra S.N.C.	100.00%		France	France
Paulstra Silentbloc S.A.	100.00%		Belgium	Belgium
PFW Aerospace GmbH	100.00%		Germany	Germany
PFW Havacilik Sanayi ve Dis Ticaret Limited Sirtketi	100.00%		Turkey	Turkey
PFW Uk Machining Ltd.	100.00%		United Kingdom	United Kingdom
Polyblend GmbH	100.00%		Germany	Germany
Qatar Petrochemical Company Q.S.C. (QAPCO)	20.00%	E	Qatar	Qatar
Qatofin Company Limited	49.09%	E	Qatar	Qatar
Resilium	100.00%		Belgium	Belgium
Retia	100.00%		France	France
Retia USA LLC	100.00%		United States	United States
San Jacinto Rail Limited	17.00%	E	United States	United States
Saudi Aramco Total Refining & Petrochemical Company	37.50%	E	Saoudia Arabia	Saoudia Arabia
SigmaKalon Group B.V.	100.00%		Netherlands	Netherlands
Societe Bearnaise De Gestion Industrielle	100.00%		France	France
Societe du Pipeline Sud-Europeen	35.14%	E	France	France
SPA Sonatrach Total Entreprise de Polymères	49.00%	E	Algeria	Algeria
Stillman Seal Corporation	100.00%		United States	United States
Stop-Choc (UK) Limited	100.00%		United Kingdom	United Kingdom
Synova	100.00%		France	France
Techlam S.A.S.	100.00%		France	France
Thermal Control Systems Automotive Sasu	60.00%		France	France
Total Activites Maritimes	100.00%		France	France
Total Atlantic Trading Mexico SA De CV	100.00%		Mexico	Mexico
Total Corbion PLA B.V.	50.00%	E	Netherlands	Netherlands
Total Country Services Belgium	100.00%		Belgium	Belgium
Total Deutschland GmbH (e)	100.00%		Germany	Germany
Total Downstream UK PLC	100.00%		United Kingdom	United Kingdom
Total Energy Marketing A/S	100.00%		Denmark	Denmark
Total European Trading	100.00%		France	France
Total Laffan Refinery	100.00%		France	France
Total Laffan Refinery II B.V.	100.00%		Netherlands	Netherlands
Total Lindsey Oil Refinery Limited	100.00%		United Kingdom	United Kingdom
Total New Energies USA, Inc.	100.00%		United States	United States
Total Olefins Antwerp	100.00%		Belgium	Belgium
Total Opslag En Pijpleiding Nederland NV	55.00%		Netherlands	Netherlands
Total PAR LLC	100.00%		United States	United States
Total Petrochemicals (Hong Kong) Limited	100.00%		Hong Kong	Hong Kong
Total Petrochemicals (Shangai) Limited	100.00%		China	China
Total Petrochemicals Development Feluy	100.00%		Belgium	Belgium
Total Petrochemicals Ecaussinnes	100.00%		Belgium	Belgium
Total Petrochemicals Feluy	100.00%		Belgium	Belgium
Total Petrochemicals France	100.00%		France	France
Total Petrochemicals Iberica	100.00%		Spain	Spain
Total Petrochemicals Pipeline USA Inc.	100.00%		United States	United States
Total Petrochemicals UK Limited	100.00%		United Kingdom	United Kingdom
Total Polymers Antwerp	100.00%		Belgium	Belgium
Total Raffinaderij Antwerpen N.V.	100.00%		Belgium	Belgium
Total Raffinage France	100.00%		France	France
Total Raffinerie Mitteldeutschland GmbH	100.00%		Germany	Germany
Total Refining & Chemicals	100.00%		France	France
Total Refining & Chemicals Saudi Arabia S.A.S.	100.00%		France	France
Total Research & Technology Feluy	100.00%		Belgium	Belgium
Total Splitter USA Inc	100.00%		United States	United States
Total Trading and Marketing Canada LP	100.00%		Canada	Canada
Total Trading Asia Pte Limited	100.00%		Singapore	Singapore
Total Trading Canada Limited	100.00%		Canada	Canada
Total Trading Products S.A.	100.00%		Switzerland	Switzerland
TOTSA Total Oil Trading S.A.	100.00%		Switzerland	Switzerland
Totseanergy	49.00%	E	Belgium	Belgium
Transalpes S.N.C.	67.00%		France	France
Trans-Ethylene	99.98%		France	France
Tssa Total Storage & Services S.A.	100.00%		Switzerland	Switzerland
Vibrachoc S.A.U.	100.00%		Spain	Spain
Zeeland Refinery NV	55.00%		Netherlands	Netherlands

o
Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Marketing & Services
	Air Total (Suisse) S.A.	100.00%		Switzerland	Switzerland
	Air Total International S.A.	100.00%		France	France
	Alvea	100.00%		France	France
	Antilles Gaz	100.00%		France	France
	Argedis	100.00%		France	France
	Aristea	51.00%	E	Belgium	Belgium
	Arteco	49.99%	E	Belgium	Belgium
	AS 24	100.00%		France	France
	AS24 Belgie N.V.	100.00%		Belgium	Belgium
	AS24 Espanola S.A.	100.00%		Spain	Spain
	AS24 Fuel Cards Limited	100.00%		United Kingdom	United Kingdom
	AS24 Lithuanie	100.00%		Lithunia	Lithunia
	AS24 Polska SP ZO.O.	100.00%		Poland	Poland
	AS24 Tankservice GmbH	100.00%		Germany	Germany
	Charvet La Mure Bianco	100.00%		France	France
	Clean Energy	25.63%	E	United States	United States
	Compagnie Petroliere de l'Ouest - CPO	100.00%		France	France
	Cristal Marketing Egypt	84.62%		Egypt	Egypt
	Total Proxi Energies Nord Est	100.00%		France	France
	Elf Oil UK Aviation Limited	100.00%		United Kingdom	United Kingdom
	Elf Oil UK Properties Limited	100.00%		United Kingdom	United Kingdom
	Fioulmarket.fr	100.00%		France	France
	Gapco Kenya Limited	100.00%		Kenya	Kenya
	Gapco Tanzania Limited	100.00%		Tanzania	Tanzania
	Guangzhou Elf Lubricants Company Limited	77.00%		China	China
Gulf Africa Petroleum Corporation	100.00%		Mauritius Island	Mauritius Island
Lubricants Vietnam Holding Limited	100.00%		Hong Kong	Hong Kong
National Petroleum Refiners Of South Africa (PTY) Limited	18.22%	E	South Africa	South Africa
Progeres S.A.S.	100.00%		France	France
Quimica Vasca S.A.U.	100.00%		Spain	Spain
Saudi Total Petroleum Products	51.00%	E	Saoudia Arabia	Saoudia Arabia
Servauto Nederland B.V.	100.00%		Netherlands	Netherlands
Societe d'exploitation de l'usine de Rouen	98.98%		France	France
Societe mahoraise de stockage de produits petroliers	100.00%		France	France
Societe Urbaine des Petroles	100.00%		France	France
S-Oil Total Lubricants Company Limited	50.00%	E	South Korea	South Korea
South Asia LPG Private Limited	50.00%	E	India	India
Stedis	100.00%		France	France
Tas'Helat Marketing Company	50.00%	E	Saoudia Arabia	Saoudia Arabia
Total (Africa) Limited	100.00%		United Kingdom	United Kingdom
Total (Fiji) Limited	100.00%		Fiji Islands	Fiji Islands
Total Additifs et Carburants Speciaux	100.00%		France	France
Total Africa S.A.	100.00%		France	France
Total Aviation & Export Limited	100.00%		Zambia	Zambia
Total Belgium	100.00%		Belgium	Belgium
Total Bitumen Deutschland GmbH	100.00%		Germany	Germany
Total Bitumen UK Limited	100.00%		United Kingdom	United Kingdom
Total Botswana (PTY) Limited	50.10%		Botswana	Botswana
Total Brasil Diesel Comercio e Transportes Ltda	100.00%		Brazil	Brazil
Total Brasil Distribuidora Ltda	100.00%		Brazil	Brazil
Total Burkina	100.00%		Burkina Faso	Burkina Faso
Total Cambodge	100.00%		Cambodia	Cambodia
Total Cameroun	67.01%		Cameroon	Cameroon
Total Caraibes	100.00%		France	France
Total Ceska Republika S.R.O.	100.00%		Czech Republic	Czech Republic
Total China Investment Company Limited	100.00%		China	China
Total Congo	100.00%		Congo	Congo
Total Corse	100.00%		France	France
Total Cote D'Ivoire	72.99%		Côte d'Ivoire	Côte d'Ivoire
Total Denmark A/S	100.00%		Denmark	Denmark
Total Egypt	84.62%		Egypt	Egypt
Total Espana S.A.	100.00%		Spain	Spain
Total Especialidades Argentina	100.00%		Argentina	Argentina
Total Ethiopia	100.00%		Ethiopia	Ethiopia
Total Fluides	100.00%		France	France
Total Freeport Corporation	51.00%	E	Philippines	Philippines
Total Fuels Wuhan Company Limited	100.00%		China	China
Total Glass Lubricants Europe GmbH	100.00%		Germany	Germany
Total Guadeloupe	100.00%		France	Guadeloupe
Total Guinea Ecuatorial	70.00%		Equatorial Guinea	Equatorial Guinea
Total Guinee	100.00%		Guinea	Guinea
Total Holding Asie	100.00%		France	France
Total Holding India	100.00%		France	France
Total Italia	100.00%		Italy	Italy
Total Jamaica Limited	100.00%		Jamaica	Jamaica
Total Jordan PSC	100.00%		Jordan	Jordan
Total Kenya	93.96%		Kenya	Kenya
Total Liban	100.00%		Lebanon	Lebanon
Total Liberia Inc.	100.00%		Liberia	Liberia
Total Lubricants (China) Company Limited	77.00%		China	China
Total Lubricants Taiwan Limited	63.00%		Taiwan	Taiwan
Total Lubrifiants	99.98%		France	France
Total Lubrifiants Algerie	78.90%		Algeria	Algeria
Total Lubrifiants Service Automobile	99.98%		France	France
Total Luxembourg S.A.	100.00%		Luxembourg	Luxembourg
Total Madagasikara S.A.	79.44%		Madagascar	Madagascar
Total Malawi Limited	100.00%		Malawi	Malawi
Total Mali	100.00%		Mali	Mali
Total Marine Fuels	100.00%		Singapore	Singapore
Total Marketing Egypt	84.62%		Egypt	Egypt
Total Marketing et Services Angola S.A.	50.00%	E	Angola	Angola
Total Marketing France	100.00%		France	France
Total Marketing Gabon	90.00%		Gabon	Gabon
Total Marketing Middle East Free Zone	100.00%		United Arab Emirates	United Arab Emirates
Total Marketing Services	100.00%		France	France
Total Marketing Tchad	100.00%		Chad	Chad
Total Marketing Uganda	100.00%		Uganda	Uganda
Total Maroc	55.00%		Morocco	Morocco
Total Mauritius	55.00%		Mauritius Island	Mauritius Island
Total Mayotte	100.00%		France	Mayotte
Total Mexico S.A. de C.V.	100.00%		Mexico	Mexico
Total Mineraloel und Chemie GmbH	100.00%		Germany	Germany
Total Mineralol GmbH	100.00%		Germany	Germany
Total Mozambique	100.00%		Mozambique	Mozambique
Total Namibia (PTY) Limited	50.10%		Namibia	Namibia
Total Nederland NV	100.00%		Netherlands	Netherlands
Total Niger S.A.	100.00%		Niger	Niger
Total Nigeria PLC	61.72%		Nigeria	Nigeria
Total Oil Asia-Pacific Pte Limited	100.00%		Singapore	Singapore
Total Oil India Private Limited	100.00%		India	India
Total Outre-Mer	100.00%		France	France
Total Pacifique	100.00%		France	New Caledonia
Total Paiement Services	100.00%		France	France
Total Parco Pakistan Limited	50.00%	E	Pakistan	Pakistan
Total Petroleum (Shanghai) Company Limited	100.00%		China	China
Total Petroleum Ghana Limited	76.74%		Ghana	Ghana
Total Petroleum Puerto Rico Corp.	100.00%		Puerto Rico	Puerto Rico
Total Philippines Corporation	51.00%	E	Philippines	Philippines
Total Polska	100.00%		Poland	Poland
Total Polynesie	100.00%		France	French Polynesia
Total RDC	60.00%		Democratic Republic of Congo	Democratic Republic of Congo
Total Reunion	100.00%		France	Reunion
Total Romania S.A.	100.00%		Romania	Romania
Total Senegal	69.14%		Senegal	Senegal
Total Singapore Shared Services Pte Limited	100.00%		Singapore	Singapore
Total Sinochem Fuels Company Limited	49.00%	E	China	China
Total Sinochem Oil Company Limited	49.00%	E	China	China
Total South Africa (PTY) Limited	50.10%		South Africa	South Africa
Total Specialties USA Inc.	100.00%		United States	United States
Total Supply MS S.A.	100.00%		Switzerland	Switzerland
Total Swaziland (PTY) Limited	50.10%		Swaziland	Swaziland
Total Tanzania Limited	100.00%		Tanzania	Tanzania
Total Tianjin Manufacturing Company Limited	77.00%		China	China
Total Togo	76.72%		Togo	Togo
Total Tunisie	100.00%		Tunisia	Tunisia
Total Turkey Pazarlama	100.00%		Turkey	Turkey
Total UAE LLC	49.00%		United Arab Emirates	United Arab Emirates
Total Uganda Limited	100.00%		Uganda	Uganda
Total UK Limited	100.00%		United Kingdom	United Kingdom
Total Ukraine LLC	100.00%		Ukraine	Ukraine
Total Vietnam Limited	100.00%		Vietnam	Vietnam
Total Vostok	100.00%		Russia	Russia
Total Zambia	100.00%		Zambia	Zambia
Total Zimbabwe	80.00%		Zimbabwe	Zimbabwe
Totalgaz Vietnam LLC	100.00%		Vietnam	Vietnam
Trapil	35.50%	E	France	France
Upbeatprops 100 PTY Limited	50.10%		South Africa	South Africa
V Energy S.A.	70.00%		Dominican Republic	Dominican Republic

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Corporate
	Albatros	100.00%		France	France
	Elf Aquitaine Fertilisants	100.00%		France	France
	Elf Aquitaine Inc.	100.00%		United States	United States
	Elf Forest Products LLC	100.00%		United States	United States
	Omnium Reinsurance Company S.A.	100.00%		Switzerland	Switzerland
	Pan Insurance Limited	100.00%		Ireland	Ireland
	Septentrion Participations	100.00%		France	France
	Socap S.A.S.	100.00%		France	France
	Societe Civile Immobiliere CB2	100.00%		France	France
	Sofax Banque	100.00%		France	France
	Total American Services Inc.	100.00%		United States	United States
	Total Capital	100.00%		France	France
	Total Capital Canada Limited	100.00%		Canada	Canada
	Total Capital International	100.00%		France	France
	Total Consulting	100.00%		France	France
	Total Corporate Management (Beijing) Company Limited	100.00%		China	China
	Total Delaware Inc.	100.00%		United States	United States
	Total Developpement Regional S.A.S.	100.00%		France	France
	Total Digital Factory	100.00%		France	France
	Total Facilities Management Services (TFMS)	100.00%		France	France
	Total Finance	100.00%		France	France
	Total Finance Corporate Services Limited	100.00%		United Kingdom	United Kingdom
	Total Finance Global Services (TOFIG)	100.00%		Belgium	Belgium
	Total Finance international B.V.	100.00%		Netherlands	Netherlands
	Total Finance Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Finance USA Inc.	100.00%		United States	United States
	Total Funding Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Funding Nederland International B.V.	100.00%		Netherlands	Netherlands
	Total Gestion Filiales	100.00%		France	France
	Total Gestion USA	100.00%		France	France
	Total Global Financial Services	100.00%		France	France
	Total Global Human Ressources Services	100.00%		France	France
	Total Global Information Technology Services Belgium	99.98%		Belgium	Belgium
	Total Global IT Services (TGITS)	100.00%		France	France
	Total Global Procurement (TGP)	100.00%		France	France
	Total Global Procurement Belgium S.A. (TGPB)	100.00%		Belgium	Belgium
	Total Global Services Bucharest	99.01%		Romania	Romania
	Total Global Services Philippines	100.00%		Philippines	Philippines
	Total Holding Allemagne	100.00%		France	France
	Total Holdings Europe	100.00%		France	France
	Total Holdings International B.V.	100.00%		Netherlands	Netherlands
	Total Holdings S.A.S.	100.00%		France	France
	Total Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Total Holdings USA Inc.	100.00%		United States	United States
	Total International NV	100.00%		Netherlands	Netherlands
	Total Investments	100.00%		France	France
	Total Learning Solutions (TLS)	100.00%		France	France
	Total Operations Canada Limited	100.00%		Canada	Canada
	Total Overseas Holding (PTY) Limited	100.00%		South Africa	Netherlands
	Total Participations	100.00%		France	France
	Total Petrochemicals & Refining S.A./NV (e)	100.00%		Belgium	Belgium
	Total Petrochemicals & Refining USA Inc. (e)	100.00%		United States	United States
	Total Petrochemicals Security USA Inc.	100.00%		United States	United States
	Total Resources (Canada) Limited	100.00%		Canada	Canada
	TOTAL S.E.	—		France	France
	Total Treasury	100.00%		France	France
	Total UK Finance Limited	100.00%		United Kingdom	United Kingdom
(a)	% of control different from % of interest : 49%
(b)	% of control different from % of interest : 10%
(c)	% of control different from % of interest : 5.80%
(d)	% of control different from % of interest : 20.02%
(e)	Multi-segment entities